PROVISIONS	6 Months Ended
Jun. 30, 2020
Disclosure of other provisions [abstract]
PROVISIONS	PROVISIONS
Provisions as of June 30, 2020 and December 31, 2019 are comprised of the following:

	June 30, 2020	December 31, 2019
Environmental	1,040	1,074
Emission rights	549	484
Asset retirement obligations	449	478
Site restoration	189	136
Staff related obligations	177	185
Voluntary separation plans	26	47
Litigation and contingencies (see note 12)	251	312
Tax claims	60	81
Other legal claims and contingencies	191	231
Commercial agreements and onerous contracts	53	46
Other	226	229
Total	2,960	2,991
Short-term provisions	982	516
Long-term provisions	1,978	2,475
Total	2,960	2,991
Provisions for site restoration include 68 for rehabilitation costs and the demolition of coke oven battery area following the permanent closure of the coke plant in Florange, France in April 2020. In addition, the Company recognized an impairment charge for property, plant and equipment of the coke plant, see note 3.